Note 5 - Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Federal net operating loss carryforward	$ 15,400,000	$ 14,481,000
Other	1,028,000	871,000
Patent amortization	(13,000)	(15,000)
Deferred tax assets before valuation	16,415,000	15,337,000
Valuation allowance	(16,415,000)	(15,337,000)
Net deferred income tax assets	$ 0	$ 0